DEBT AND CAPITAL LEASES - Long-Term Debt and Respective Weighted-Average Interest Rate (Details) - USD ($) $ in Millions	Dec. 31, 2016	Jan. 02, 2016
Long-term debt and capital leases
Capital leases	$ 25.2	$ 26.0
Less amount classified as current	(252.7)	(2.5)
Total long-term debt and capital leases	713.4	963.6
Long-term debt, current	250.0
Unamortized debt issuance cost	3.6	4.4
Unamortized debt discount	0.4	0.5
Series 1995 due 2020 through 2025
Long-term debt and capital leases
Senior notes	$ 44.9	44.9
Weighted-average interest rate	7.50%
Senior notes due 2017 at 6.6%
Long-term debt and capital leases
Senior notes	$ 249.7	$ 249.4
Weighted-average interest rate	6.60%	6.60%
Senior notes due 2020 at 5.4%
Long-term debt and capital leases
Senior notes	$ 249.3	$ 249.0
Weighted-average interest rate	5.40%	5.40%
Senior notes due 2023 at 3.4%
Long-term debt and capital leases
Senior notes	$ 248.4	$ 248.2
Weighted-average interest rate	3.40%	3.40%
Senior notes due 2033 at 6.0%
Long-term debt and capital leases
Senior notes	$ 148.6	$ 148.6
Weighted-average interest rate	6.00%	6.00%